LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 60
2026	62
2027	15
Total	137
Less: Imputed interest	18
Present value of operating lease liabilities	$ 119	$ 14